Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015	2014

Combined statutory rate	26.5%	26.5%	26.5%
Nondeductible expenses	2.4	5.8	6.4
Tax effect of flow-through entities	(1.1)	(2.5)	(2.9)
Impact of changes in foreign exchange rates	-	(2.1)	(0.8)
Adjustments to tax liabilities for prior periods	(0.4)	(1.4)	(2.5)
Effects of changes in enacted tax rates	-	(0.5)	0.1
Changes in liability for unrecognized tax benefits	(0.6)	(0.6)	(1.9)
Stock-based compensation	0.5	13.9	4.1
Foreign, state, and provincial tax rate differential	4.4	1.1	(6.2)
Other taxes	1.4	2.4	2.4
Change in valuation allowance	0.3	0.6	(1.7)
Outside basis difference in investments	0.5	1.4	1.4
Other	0.4	0.3	0.3
Effective income tax rate	34.3%	44.9%	25.2%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015	2014

Canada	$23,309	$(31,818)	$(11,751)
United States	40,435	27,301	14,242
Foreign	75,656	76,984	69,623
Total	$139,400	$72,467	$72,114

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015	2014

Current
Canada	$5,091	$(770)	$(6,343)
United States	2,090	1,555	(3,474)
Foreign	30,650	29,014	28,901
	37,831	29,799	19,084

Deferred
Canada	2,278	(875)	(336)
United States	12,753	5,980	2,728
Foreign	(5,033)	(2,352)	(3,271)
	9,998	2,753	(879)

Total	$47,829	$32,552	$18,205

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015

Loss carry-forwards and other credits	$56,822	$70,952
Expenses not currently deductible	22,525	22,018
Stock-based compensation	474	210
Investments	17,303	15,470
Provision for doubtful accounts	4,990	3,601
Financing fees	376	267
Net unrealized foreign exchange	(399)	3,097
Depreciation and amortization	(21,713)	(18,932)
Less: valuation allowance	(12,707)	(15,603)
Net deferred income tax asset	$67,671	$81,080

Summary of Operating Loss Carryforwards [Table Text Block]
	Gross loss carry forward		Gross losses not recognized		Net
	2016	2015	2016	2015	2016	2015

Canada	$37,428	$49,924	$153	$141	$37,275	$49,783
United States	85,550	118,224	4,100	4,100	81,450	114,124
Foreign	45,988	41,333	31,543	31,902	14,445	9,431
	Gross loss carry forward		Gross losses not recognized		Net
	2016	2015	2016	2015	2016	2015

Canada	$183	$369	$108	$369	$75	$-
United States	54	-	-	-	54	-
Foreign	6,521	6,489	6,521	6,489	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2016	2015

Balance, January 1	$2,519	$3,624
Gross increases for tax positions of current period	111	174
Gross increases for tax positions of prior periods	41	365
Amount recognized on acquisitions	613	-
Reduction for settlements with taxing authorities	-	(335)
Reduction for lapses in applicable statutes of limitations	(1,031)	(967)
Foreign currency translation	39	(342)

Balance, December 31	$2,292	$2,519